SHORT-TERM BANK LOAN	12 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
SHORT-TERM BANK LOAN

NOTE 8 – SHORT-TERM BANK LOAN

The Company’s short-term bank loans consist of the following:

		June 30, 2021	June 30, 2020
Loan payable to Industrial Bank, due November 2020	(1)	$0	$1,836,288
Loan payable to Industrial Bank, due May 2021	(2)	0	154,353
Loan payable to Industrial Bank, due June 2021	(2)	0	44,094
Loan payable to Industrial Bank, due August 2021	(3)	556,508	0
Loan payable to Industrial Bank, due October2021	(4)	348,324	0
Total		$904,832	$2,034,735

(1)	On November 19, 2019, Fangguan Electronics entered into a short-term loan agreement with Industrial Bank to borrow approximately US$2.7 million (RMB 18 million) for a year until November 18, 2020 with annual interest rate of 5.22%. The borrowing was collateralized by the Company’s buildings and land use right. In addition, the borrowing was guaranteed by the Company’s shareholder and CEO of Fangguan Electronics, Mr. Jialin Liang, and his wife Ms. Dongjiao Su. On May 20, 2020, Fangguan Electronics partially repaid this bank loan of approximately US$760,000 (RMB5,000,000). On August 28, 2020 and September 21, 2020, Fangguan Electronics further partially repaid this bank loan of approximately US$457,000 (RMB3,000,000) and US$760,000 (RMB5,000,000) respectively. On November 18, 2020, Fangguan Electronics repaid the remaining balance in full of this bank loan of approximately US$760,000 (RMB5,000,000).

(2)	During May and Jun 2020, Fangguan Electronics issued two one-year commercial acceptance bills with amounts of approximately US$166,000 (RMB1,092,743) and US$48,000 (RMB312,161) and maturity dates at May 21, 2021 and June 11, 2021 respectively. On May 22, 2020 and June 16, 2020, the two commercial acceptance bills were discounted with Industrial Bank at an interest rate of 3.85% and the balance of the two commercial acceptance bills converted to bank loans with Industrial Bank based on a mutual agreement from both parties. This loan was also secured by the same collateral as the aforementioned RMB18 million loan under the same bank. In May and June 2021, Fangguan Electronics repaid the commercial acceptance bill of approximately US$166,000(RMB1,092,743) and US$48,000 (RMB312,161) in full upon maturity respectively.

(3)	During August 2020, Fangguan Electronics issued a one-year commercial acceptance bill with amount of approximately US$556,508 (RMB3,595,096) and maturity date at August 6, 2021. On August 31, 2021, the amount has been repaid in full. During September 2020, Fangguan Electronics issued a six-month commercial acceptance bill with amount of approximately US$464,389 (RMB3,000,000) and maturity date at March 9, 2021. On August 11, 2020 and September 10, 2020, the two commercial acceptance bills were discounted with Industrial Bank at an interest rate of 3.80% and the balance of the two commercial acceptance bills converted to bank loans with Industrial Bank based on a mutual agreement from both parties. This loan was also secured by the same collateral as the above RMB18 million loan under the same bank. In March 2021, Fangguan Electronics repaid the commercial acceptance bill of approximately US$464,389 (RMB3,000,000) in full upon maturity.

(4)	During April 2021, Fangguan Electronics issued a six-month commercial acceptance bill with amount of approximately US$348,324(RMB2,250,212) and maturity date at October 13, 2021. On April 13, 2021, the commercial acceptance bill was discounted with Industrial Bank at an interest rate of 3.85% and the balance of the commercial acceptance bill converted to bank loan with Industrial Bank based on a mutual agreement from both parties. This loan was also secured by the same collateral as the above RMB18 million loan under the same bank.